Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2020
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2020:

	Nine Months Ended September 30, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$313,888	$112,674	$36,137	$7,665	$—	$40,754	$511,118
Tier 2	21,955	37,926	21,771	64	5,687	4,350	91,753
Tier 3	2,459	7,430	1,277	11	1,178	1,022	13,377
Net investment in finance leases	$338,302	$158,030	$59,185	$7,740	$6,865	$46,126	$616,248

Tier 1	$23,621	$216,414	$—	$—	$—	$—	$240,035
Tier 2	—	39,843	—	—	—	—	39,843
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$23,621	$256,257	$—	$—	$—	$—	$279,878

Summary of Changes in Carrying Amount of Allowance for Credit Losses	The changes in the carrying amount of the allowance for credit losses during the nine months ended September 30, 2020 are as follows:
	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Impact of adopting ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense (recovery), net	(1,386)	700	216	(470)
Write-offs	(221)	—	—	(221)
Balance as of September 30, 2020	$4,692	$1,336	$472	$6,500